Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2011	2010	2011	2010	2009
PreAnalytiX GmbH	50.00%	$15,723	$15,308	$390	$2,969	$2,887
QBM Cell Science	19.50%	$395	$405	$(10)	$11	$(49)
QIAGEN Finance	100.00%	$252	$949	$103	$131	$115
QIAGEN Euro Finance	100.00%	$622	$1,306	$266	$273	$300
Pyrobett	19.00%	$3,749	$3,927	$(178)	$(73)	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$(316)
Scandinavian Gene Synthesis AB	40.00%	$15,714	$—	$23	$—	$—
Peak-Service	40.00%	$20	$—	$—	$—	$—